18 Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 227,901	R$ 266,777
2020 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent		44,811
2021 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	52,078	50,722
2022 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	52,100	50,745
2023 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	52,125	50,769
2024 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	52,153	50,796
2025 [Member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures, noncurrent	R$ 19,445	R$ 18,934